Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Raw materials	$ 764	$ 593	$ 356
Finished goods	1,934	586	541
Total	$ 2,698	$ 1,179	$ 897